Acquisitions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Acquisitions
7.	ACQUISITIONS

Acquisitions of Cerro Casale and Caspiche Projects to Form the Norte Abierto Joint Operation

On June 9, 2017, the Company completed the acquisition of a 50% interest in the Cerro Casale Project. The transaction was executed in multiple steps, including the acquisition of a 25% interest by Goldcorp in the project from each of Kinross Gold Corporation (“Kinross”) and Barrick, which resulted in Barrick and Goldcorp each owning 50% of the project and subsequently forming a 50/50 joint operation with Barrick. The Cerro Casale Project is located in the Maricunga Gold Belt in the Atacama Region in northern Chile.

The Company also acquired 100% of the issued and outstanding shares of Exeter and its Caspiche Project, also located in the Maricunga Gold Belt. After completing the acquisition of the 100% interest in Exeter, Goldcorp contributed the Caspiche Project into the joint operation with Barrick, which resulted in a 50% interest held by each of Barrick and Goldcorp in the combined project, Norte Abierto.

The key steps in the transactions were as follows:

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Acquisition of Kinross’ 25% interest in Cerro Casale and 100% interest in the Quebrada Seca exploration project for: (i) an initial cash payment of $260 million; (ii) the granting of a 1.25% royalty interest to Kinross on 25% of gross revenues derived from metal production from Cerro Casale and Quebrada Seca, with Kinross foregoing the first $10 million payable; (iii) a contingent payment of $40 million payable after a decision to commence construction at Cerro Casale; and (iv) the assumption of a $20 million obligation to Barrick payable on commercial production at Cerro Casale.

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Acquisition of an additional 25% interest in Cerro Casale from Barrick for: (i) a deferred payment obligation of $260 million to be satisfied through the funding of 100% of the joint operation’s expenditures (as described below); (ii) the granting of a 1.25% royalty interest to Barrick on 25% of gross revenues derived from metal production from Cerro Casale and Quebrada Seca; (iii) a contingent payment of $40 million payable after a decision to commence construction at Cerro Casale; and (iv) the transfer to Barrick of a 50% interest in Quebrada Seca, followed by the joint contribution by Goldcorp and Barrick of 100% of Quebrada Seca to the joint operation.

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Acquisition of Exeter and its 100% owned Caspiche Project: under the terms of the supported takeover bid, Exeter shareholders received 0.12 of a common share of Goldcorp for each Exeter common share held. During the year ended December 31, 2017, the Company acquired all of the issued and outstanding common shares of Exeter for share consideration of $156 million in Goldcorp common shares.

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Formation of a new 50/50 joint operation with Barrick: The joint operation, Norte Abierto, includes a 100% interest in each of the Cerro Casale and Quebrada Seca projects. Additionally, the Caspiche Project was contributed to the joint operation after the Company acquired Exeter. 50% of Caspiche’s acquisition cost, or approximately $80 million, has been credited against Goldcorp’s deferred payment obligation to Barrick. Additionally, Goldcorp will be required to spend a minimum of $60 million in the two-year period following closing of the Cerro Casale transaction, and a minimum of $80 million in each successive two-year period until the deferred payment obligation is satisfied, at which point Goldcorp and Barrick will equally fund requirements of the joint operation. If Goldcorp does not spend the minimum in any two-year period, Goldcorp will instead be required to make a payment to Barrick equal to 50% of the shortfall, with a corresponding reduction in the deferred payment obligation. As of December 31, 2018, the deferred payment obligation amounted to $163 million (December 31, 2017 – $182 million).

The total amount of consideration paid for the acquisition of the 50% interest in the Cerro Casale and Quebrada Seca projects was $526 million, comprised of a $260 million initial cash payment to Kinross, the $260 million deferred payment obligation to Barrick and $6 million of transaction costs. The deferred obligation payment includes an annual price adjustment of 4.75% per annum. The royalty interests for future production and contingent payments to Barrick and Kinross stipulated in the agreements will be recognized as production costs and mining interests, respectively, if and when, the obliging events occur.

The Company concluded the acquired assets and assumed liabilities of Cerro Casale did not constitute a business and accordingly the transaction was accounted for as an asset acquisition. The purchase price was allocated to the assets acquired and liabilities assumed on a relative fair value basis as follows: $449 million to mining interest, $59 million representing water rights presented as non-current asset, $21 million to tax receivables and $3 million to reclamation and other current liabilities. Additionally, the Company concluded that the Cerro Casale Project is a joint operation, as such, it has been proportionately consolidated with the results of the Company.

The Company completed the acquisition of 100% of the issued and outstanding common shares of Exeter for total consideration of $156 million based on the closing price of the Company’s common shares on the dates of acquisition, including transaction costs and other adjustments of $7 million. The Company concluded the acquired assets and assumed liabilities of Exeter did not constitute a business and accordingly the transaction was accounted for as an asset acquisition. The consideration paid was allocated to the assets acquired and liabilities assumed on a relative fair value basis with $160 million allocated to mining interests, and $3 million to working capital.